FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of loss balance for trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 111,769	$ 59,473
Credit risk | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	103,975	55,694
Credit risk | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	70,884	45,592
Credit risk | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,446	2,629
Credit risk | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,122	465
Credit risk | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	22,523	7,008
Credit risk | Gross carrying amount | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	111,769	59,473
Credit risk | Gross carrying amount | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	70,884	45,592
Credit risk | Gross carrying amount | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,258	2,629
Credit risk | Gross carrying amount | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	8,799	465
Credit risk | Gross carrying amount | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	27,828	10,787
Credit risk | Less: provision for credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(7,794)	(3,779)
Credit risk | Less: provision for credit losses | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(812)	0
Credit risk | Less: provision for credit losses | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(1,677)	0
Credit risk | Less: provision for credit losses | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (5,305)	$ (3,779)